Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000244680 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[1]
C000244680 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[1]
C000244680 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[1]
C000244680 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[1]
C000244680 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[1]
C000244680 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[1]
C000244680 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[1]
C000244680 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[1]
C000244680 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[1]
C000244680 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[1]
C000244680 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[1],[2]
C000244680 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[1],[2]
C000244680 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.70%	[1],[2]
C000244680 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[1],[2]
C000244680 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[1],[2]
C000244680 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%	[1],[2]
C000244680 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[1],[2]
C000244680 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[1],[2]
C000244680 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%	[1],[2]
C000244680 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[1],[2]
C000244680 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[1],[2]
C000265899 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[3]
C000265899 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[3]
C000265899 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[3]
C000265899 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[3]
C000265899 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[3]
C000265899 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[3]
C000265899 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[3]
C000265899 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[3]
C000265899 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[3]
C000265899 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[3]
C000265899 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[3],[4]
C000265899 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	56.50%	[3],[4]
C000265899 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[3],[4]
C000265899 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[3],[4]
C000265899 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[3],[4]
C000265899 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%	[3],[4]
C000265899 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[3],[4]
C000265899 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[3],[4]
C000265899 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[3],[4]

[1]	Excludes short-term securities, short investments and options, if any.
[2]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[3]	Excludes short-term securities, short investments and options, if any.
[4]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.